Document and Entity Information	12 Months Ended
Mar. 31, 2017 shares
Document and Entity Information
Entity Registrant Name	ATA Inc.
Entity Central Index Key	0001420529
Document Type	20-F
Document Period End Date	Mar. 31, 2017
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	48,482,724
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY